Finance results (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Finance Income and Costs

Details of finance income and costs are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Cost of gross debt
Interest on debt	(2,148,322)	(1,626,911)	(1,595,140)
Monetary and exchange rate variation	(3,253,446)	(438,430)	(1,488,293)
Derivatives and fair value measurement	3,918,848	764,816	1,530,494
Amortization of borrowing costs	(58,732)	(56,397)	(54,007)
Guarantees and warranties	(56,079)	(65,207)	(107,692)
	(1,597,731)	(1,422,129)	(1,714,638)
Income from financial investment	369,690	407,701	437,583
	369,690	407,701	437,583
Cost of debt, net	(1,228,041)	(1,014,428)	(1,277,055)
Other charges and monetary variations
Interest on other receivables	201,060	435,498	460,886
Interest on other payables	(16,293)	(302,620)	(87,499)
Interest on leases and concessions agreements	(37,657)	(190,272)	(186,259)
Interest on leases payable	(557,825)	(368,968)	(105,085)
Advances on real state credits	—	—	(5,091)
Interest on shareholders' equity	(4,959)	(18,726)	(13,011)
Interest on contingencies and contracts	(234,368)	(222,617)	(227,825)
Bank charges and other	(75,408)	(196,230)	(94,505)
Foreign exchange, net	(30,505)	(89,260)	(62,978)
	(755,955)	(953,195)	(321,367)
Finance results, net	(1,983,996)	(1,967,623)	(1,598,422)
Reconciliation
Finance expense	(4,727,561)	(3,690,578)	(2,836,763)
Finance income	407,710	974,604	1,032,158
Foreign exchange, net	(3,258,656)	(526,946)	(1,552,366)
Derivatives	5,594,511	1,275,297	1,758,549
Finance results, net	(1,983,996)	(1,967,623)	(1,598,422)